Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Provision for income taxes
The provision for income taxes recorded in the consolidated financial statements differs from the amount which would be obtained by applying the statutory income tax rate to the loss before income taxes as follows:

	2018	2017	2016
Loss before income taxes	(16,489,183)	(15,475,353)	(15,130,605)
Statutory Canadian corporate tax rate	27.00%	27.00%	27.00%
Anticipated tax recovery	(4,452,079)	(4,178,345)	(4,085,263)
Foreign jurisdiction tax rate difference	3,312,963	2,899,190	2,184,796
Employee stock based compensation	382,275	156,250	109,641
Adjustment to opening tax pools	(238,222)	162,162	(39,569)
Other permanent differences	(35,912)	53,039	100,525
Change in deferred tax benefits deemed not probable to be recovered	1,579,017	1,051,725	1,739,557
Current income taxes	548,042	144,021	9,687
Adjustment in respect to prior periods	—	(2,523)	(313)
Net current tax expense	548,042	141,498	9,374

Schedule of unrecognized non-capital losses, non-refundable credits and deferred tax assets
As at December 31, 2018, we have the following non-capital losses for income tax purposes in Canada:

Expiry	$
2026	9,809,000
2027	12,170,000
2029	4,009,000
2030	4,774,000
2031	4,343,000
2032	2,873,000
2033	2,457,000
2034	2,472,000
2035	3,125,000
2036	6,430,000
2037	4,812,000
2038	5,083,000
62,357,000

As at December 31, 2018, we have the following non-refundable federal investment tax credits for income tax purposes in Canada:

Expiry	$
2020	189,000
2021	471,000
2022	465,000
2023	361,000
2024	228,000
2025	271,000
2026	520,000
2027	596,000
2028	622,000
2029	173,000
2030	91,000
2031	114,000
2032	381,000
2033	487,000
2034	270,000
2035	183,000
2036	41,000
2037	600
5,463,600
Deferred tax assets are recognized, to the extent that it is probable that taxable income will be available, against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized. The components of our unrecognized deferred tax asset are as follows:

	2018 $	2017 $	2016 $
Net operating losses carried forward	20,664,345	19,160,218	17,821,631
Scientific research and experimental development	7,406,169	7,406,099	7,394,707
Investment tax credits	3,988,606	3,988,325	3,990,664
Undepreciated capital costs in excess of book value of property and equipment and intellectual property	1,949,611	1,927,640	1,908,654
Share issue costs	696,346	493,343	432,659
Net capital losses carried forward	7,598	7,598	7,598
Unrecognized deferred tax asset	34,712,675	32,983,223	31,555,913